Covid-19-Update (Details Narrative)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 10, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Concentration risk percentage		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Customers [Member]
Concentration risk percentage				70.00%
Subsequent Event [Member] | Customers [Member]
Concentration risk percentage	11.00%